SEGMENT REPORTING - Schedule of the Company's Revenues Generated from Each Segment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Company's revenues generated from each segment [Line Items]
Net revenue	$ 73,502,883	$ 119,117,024	$ 96,906,335
Gross profit/(loss)	16,685,782	34,226,048	28,069,747
Operating segment [Member]
Company's revenues generated from each segment [Line Items]
Net revenue	73,502,883	119,117,024	96,906,335
Gross profit/(loss)	16,685,782	34,226,048	28,069,747
Solar power project development | Operating segment [Member]
Company's revenues generated from each segment [Line Items]
Net revenue	49,160,215	90,096,551	48,784,766
Gross profit/(loss)	4,374,238	17,571,303	7,052,170
Electricity generation revenue | Operating segment [Member]
Company's revenues generated from each segment [Line Items]
Net revenue	23,547,162	28,712,942	29,257,928
Gross profit/(loss)	11,668,935	16,763,190	17,673,474
EPC services | Operating segment [Member]
Company's revenues generated from each segment [Line Items]
Net revenue	0	69,751	18,544,164
Gross profit/(loss)	0	(178,414)	3,329,402
Other | Operating segment [Member]
Company's revenues generated from each segment [Line Items]
Net revenue	795,506	237,780	319,477
Gross profit/(loss)	$ 642,609	$ 69,969	$ 14,701